Investment Properties - Summary of Changes in Investment Property (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 63,183,804
Ending balance	68,119,906	$ 63,183,804
Leased properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	2,224,892
Ending balance	2,172,529	2,224,892
Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	60,958,912
Ending balance	65,947,377	60,958,912
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	66,733,792	61,227,447
Increases	6,489,366	3,547,604
Decrease	885,641	835,351
Transfers		2,792,651
Exchange differences	(2,068)	1,441
Ending balance		66,733,792
Cost [member] | Leased properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 2,689,602	$ 2,689,603
Total life estimated in years	50 years	50 years
Transfers	$ (1)	$ (1)
Ending balance		2,689,602
Cost [member] | Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 64,044,190	$ 58,537,844
Total life estimated in years	50 years	50 years
Increases	$ 6,489,366	$ 3,547,604
Decrease	885,641	835,351
Transfers	1	2,792,652
Exchange differences	(2,068)	1,441
Ending balance		64,044,190
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	3,549,988	2,298,094
Decrease	904,527	511,956
Depreciation for the fiscal year	1,562,294	1,277,325
Transfers	7,788	486,525
Ending balance	4,215,543	3,549,988
Accumulated depreciation and amortisation [member] | Leased properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	464,710	406,615
Depreciation for the fiscal year	52,362	50,380
Transfers		7,715
Ending balance	517,072	464,710
Accumulated depreciation and amortisation [member] | Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	3,085,278	1,891,479
Decrease	904,527	511,956
Depreciation for the fiscal year	1,509,932	1,226,945
Transfers	7,788	478,810
Ending balance	$ 3,698,471	$ 3,085,278